Nationwide Life Insurance Company: • Nationwide Variable Account –II

Prospectus supplement dated July 24, 2007 to
Prospectus dated May 1, 2007

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.	Effective, August 1, 2007, the “Income Benefit Investment Options” chart is amended by deleting the existing Income Benefit Investment Options chart and replacing it with the following:

Investment Option	Available in:
	CPP[1]	CPPLI[2]	Enhanced CPP & CPPLI[3]	LINC[4]
AIM Variable Insurance Funds
AIM V.I. Basic Value Fund: Series II Shares	X	X
AIM V.I. Capital Appreciation Fund: Series II Shares	X	X
AIM V.I. Capital Development Fund: Series II Shares	X	X
American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Fund: Class II	X	X
American Century VP Value Fund: Class II	X	X
American Century VP Vista Fund: Class II	X	X
American Century Variable Portfolios II, Inc..
American Century VP Inflation Protection Fund: Class II	X	X
Dreyfus
Dreyfus Stock Index Fund, Inc.: Service Shares	X	X
Dreyfus Variable Investment Fund- Appreciation Portfolio: Service Shares	X	X
Federated Insurance Series
Federated Quality Bond Fund II: Service Shares	X	X
Fidelity Variable Insurance Products Fund
VIP Contrafund® Portfolio Service Class 2	X	X
VIP Equity-Income Portfolio: Service Class 2	X	X
VIP Freedom 2010 Portfolio: Service Class 2	X	X	X5	X
VIP Freedom 2020 Portfolio: Service Class 2	X	X	X6	X
VIP Freedom 2030 Portfolio: Service Class 2	X	X	X6
VIP Growth Portfolio: Service Class 2	X	X
VIP Investment Grade Bond Portfolio: Service Class 2	X	X
VIP Mid Cap Portfolio: Service Class 2	X	X
Franklin Templeton Variable Insurance Products Trust
Franklin Income Securities Fund: Class 2	X	X
Janus Aspen Series
Forty Portfolio: Service Shares	X	X
INTECH Risk-Managed Core Portfolio: Service Shares	X	X
Lehman Brothers Advisers Management Trust
AMT Short Duration Bond Portfolio: I Class	X	X
MFS® Variable Insurance Trust	X	X
MFS Value Series: Service Class	X	X
Nationwide Variable Insurance Trust (NVIT)
American Funds NVIT Asset Allocation Fund: Class II	X	X	X6	X
American Funds NVIT Bond Fund: Class II	X	X
American Funds NVIT Growth Fund: Class II	X	X
American Funds NVIT Growth-Income Fund: Class II	X	X

1 Capital Preservation Plus Option
2 Capital Preservation Plus Lifetime Income Option
3 Enhanced Capital Preservation Plus and Enhanced Capital Preservation Plus Lifetime Income Option
4 Lifetime Income Option
5 The five year program duration is not available with this investment option.
6 The five and seven year program durations are not available with this investment option.

Investment Option	Available in:
	CPP[1]	CPPLI[2]	Enhanced CPP & CPPLI[3]	LINC[4]
Nationwide Variable Insurance Trust (NVIT) (continued)
Nationwide NVIT Government Bond Fund: Class I	X	X
Nationwide NVIT Investor Destinations Funds:
Nationwide NVIT Investor Destinations Conservative Fund: Class II	X	X	X	X
Nationwide NVIT Investor Destinations. Moderately Conservative Fund: Class II	X	X	X	X
Nationwide NVIT Investor Destinations Moderate Fund: Class II	X	X	X5	X
Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II	X	X	X6	X
Nationwide NVIT Investor Destinations Aggressive Fund: Class II	X	X	X6
Nationwide NVIT Mid Cap Growth Fund: Class II	X	X
Nationwide NVIT Money Market Fund: Class I	X	X
Nationwide NVIT U.S. Growth Leaders Fund: Class II	X	X
NVIT Mid Cap Index Fund: Class I	X	X
NVIT Nationwide® Fund: Class II	X	X
Van Kampen NVIT Comstock Value Fund: Class II	X	X
Neuberger Berman Advisers Management Trust
AMT Regency Portfolio: S Class	X	X
AMT Socially Responsive Portfolio: I Class	X	X
Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA: Service Shares	X	X
Oppenheimer Main Street Fund® /VA: Service Shares	X	X
T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth Portfolio: Class II	X	X
T. Rowe Price Equity Income Portfolio: Class II	X	X
T. Rowe Price Limited Term Bond Portfolio: Class II	X	X
Van Kampen
The Universal Institutional Funds, Inc. Core Plus Fixed Income Portfolio: Class II	X	X
Static Asset Allocation Models
American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)		X	X	X
Balanced Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund)	X	X	X	X
Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund)	X	X	X5	X

2.	Effective August 1, 2007, the following investment option will be available in your contract:

Static Asset Allocation Models

American Funds Option
•	33% American Funds NVIT Asset Allocation Fund
•	33% American Funds NVIT Bond Fund
•	34% American Funds NVIT Growth-Income Fund

1 Capital Preservation Plus Option
2 Capital Preservation Plus Lifetime Income Option
3 Enhanced Capital Preservation Plus and Enhanced Capital Preservation Plus Lifetime Income Option
4 Lifetime Income Option
5 The five year program duration is not available with this investment option.
6 The five and seven year program durations are not available with this investment option.